UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

ABRAHAM FORTRESS FUND

(Class I: FORTX)

(Class K: FORKX)

SEMI-ANNUAL REPORT

DECEMBER 31, 2021

Abraham Fortress Fund

A series of Investment Managers Series Trust II

Table of Contents

Letter to Shareholders	1
Consolidated Schedule of Investments	5
Consolidated Statement of Assets and Liabilities	14
Consolidated Statement of Operations	15
Consolidated Statement of Changes in Net Assets	16
Consolidated Financial Highlights	17
Notes to Consolidated Financial Statements	19
Supplemental Information	32
Expense Example	35

This report and the financial statements contained herein are provided for the general information of the shareholders of the Abraham Fortress Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.abrahamtrading.com

Salem Abraham, President	January 20, 2022

Abraham Trading Company

2nd & Main St, Canadian, TX 79014

Dear Investors,

Happy New Year from all of us at Abraham Trading. We are thankful for your partnership and friendship, and we look forward to the markets ahead of us this year.

The main highlight of 2021 was the conversion of the Abraham Fortress Fund from a hedge fund to an SEC-registered mutual fund in October. This conversion was the result of almost 5 months of diligent work by every member of our team. We believe the mutual fund structure is a positive change for our investors. With increased transparency, daily liquidity, and enhanced regulatory oversight, the structure provides our clients with greater flexibility, more information, and a standardized investment vehicle. We are happy with this new structure, and we hope our investors are as well. We realize that change can create questions or confusion. If you ever have any feedback or questions about the mutual fund, please call Russell Fry, our Director of Operations, at our Texas office.

Our team was pleased with the performance of the Fortress Fund over the 2021 calendar year. The fund’s equity exposure and diversifying strategies produced positive returns, with the fixed income allocation finishing down slightly for the year. Stock performance was clearly supported by fiscal and monetary policy in 2021. Recent inflation has placed the Federal Reserve in an interesting dilemma, especially after a decade of shying away from sustained interest rate hikes. With higher interest rates on the way, a less enthusiastic stock market seems inevitable. We also believe this year will bring more market volatility to portfolios versus last year. With a volatility of around 9% in 2021, stocks were roughly 60% of their normal volatility. It was a uniquely smooth and positive ride for equities. However, you cannot drive fast and push the brakes at the same time. The markets will have to adjust to the pain of rising interest rates.

During 2021, the Fortress Fund had approximately 45-50% exposure to stocks. It’s common to see both individual and institutional portfolios that have closer to 70-80% stock exposure, a weighting that our team believes is too high. We continue to agree with Nobel Prize winning economist Harry Markowitz that diversification is the one free lunch in investing. It is the bedrock principle of the Fortress Fund. We believe investors and advisors with 70-80% stock exposure are like motorcyclists driving at 100mph without helmets. Being on the open highway with the wind blowing through your hair is a lot of fun, until it’s not. Stocks can bite, and a portfolio overflowing with equity could drown investors that are not adjusting.

© 2022 Abraham Trading Company, LP. All rights reserved. Distributor: IMST Distributors, LLC. Investment Products: Not FDIC

Insured – No Bank Guarantee – May Lose Value.	PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RETURNS.	www.abrahamtrading.com
1

Low yields in the bond market have led investors to shift that exposure to more of what they know: equities and investments correlated with equities. What used to be a balanced investing meal is now a plateful of stocks, a spoonful of fixed income, and rarely any non-correlated investments. We agree that fixed income has become an asset class with little appeal, but we feel strongly that there are other options beyond the beloved stock/bond duo. Although interest rates and volatility present risks for equities, the diversifying strategies in the Fortress portfolio can benefit from market dislocation and may prove instrumental in navigating market turbulence. With our 30 plus years of experience in the alternatives space, we believe our team can provide insight and guidance to investors that want to diversify their investments beyond stocks and bonds.

Anytime you drive a car, you should be looking out the front windshield, not staring at the rearview mirror. Many investors and advisers are chasing investments and portfolio strategies that worked over the past two decades instead of adapting to this new market environment. Surrendering your portfolio to the stock/bond investment mantra is fighting the last investment war instead of the next one. The landscape is changing. Is your investing approach adapting?

It’s always a good time to be diversified, and any battle is fought more successfully with veterans. We appreciate your investment with us. We look forward to navigating the market opportunities and perils ahead.

Sincerely,

Salem Abraham, President

MAIN OFFICE	BRANCH OFFICE
124 Main Street Moody Building, Suite 200	197 Prospector Road
Canadian, Texas 79014	Suite 2103
(806) 323-8000	Aspen, Colorado 81611
(970) 305-5000

© 2022 Abraham Trading Company, LP. All rights reserved. Distributor: IMST Distributors, LLC. Investment Products: Not FDIC

Insured – No Bank Guarantee – May Lose Value.	PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RETURNS.	www.abrahamtrading.com

2

RISKS OF INVESTING

The fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company, and it may be obtained by calling (806) 323-8000, or visiting www.abrahamtrading.com. Read it carefully before investing.

There is no guarantee that any investment will achieve its goals and generate profits or avoid losses. Investors should carefully consider investment objectives, risks, charges, and expenses of the investment company and the Abraham Fortress Fund before investing. Diversification does not assure a profit nor protect against loss in a declining market.

Mutual fund investing involves risk; principal loss is possible. Investments in debt securities involve credit risk and typically decrease in value when interest rates rise. Investments in lower rated and non rated securities involve greater risk. Investments in foreign securities involve political, economic, and currency risks, greater volatility, and differences in accounting methods. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management, and the risk that a position could not be closed when most advantageous. Investing in derivatives could lose more than the amount invested. The Fund may use leverage which may cause the effect of an increase or decrease in the value of the portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. The Fund invests in small and mid-cap companies, which involve additional risks such as limited liability and greater volatility than large-cap companies. Investments related to gold are considered speculative and are affected by a variety of worldwide economic, financial, and political factors. The price of gold may fluctuate sharply over short periods of time, even during periods of rising prices. Full descriptions of risk factors can be found in the fund’s prospectus at this link.

Shares of the Fund are only offered by current prospectus and are intended solely for persons to whom shares of the US registered funds may be sold. This document shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of shares of the Fund in any jurisdiction in which such offer, solicitation, or sale would be unlawful. The SEC and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the accuracy or adequacy of this information. Any representation to the contrary is a criminal offense. There can be no assurance that the Fund will achieve its investment objectives.

The Abraham Fortress Fund is distributed by IMST Distributors, LLC, a FINRA/SIPC member. Abraham Trading, LP, is not affiliated with IMST Distributors, LLC. The information presented in these materials is for general information purposes only and does not constitute an offer, subscription, recommendation, or solicitation to invest in either the Abraham Fortress Fund, LP (“Predecessor Fund”) or the Abraham Fortress Fund mutual fund (the “Fund”). The information in this document should not be relied upon independent of the Abraham Fortress Fund prospectus, which has important information regarding the Fund. While the information given is believed to be complete and accurate, we cannot guarantee their completeness or accuracy. As a term and condition of your use of this report, you expressly hold harmless and waive any claim you have or may have as a result of any of the information and statistics in this report provided by third parties being incomplete or inaccurate. The information may not in all cases be current, and it is subject to continuous change. Accordingly, you should not rely on any of the information contained in these materials as authoritative or a substitute for the exercise of your own skill and judgment in making any investment or other decision.

(CONTINUED ON NEXT PAGE)

3

RISKS OF INVESTING CONTINUED

Correlation in the investment industry, is a statistic that measures the degree to which two securities move in relation to each other. Before you decide to invest in the Fund, carefully consider these risk factors (described in the prospectus at this link), which may cause investors to lose money:

➢	Government-sponsored entities risk
➢	Foreign sovereign risk	➢	Cybersecurity risk
➢	Interest rate risk	➢	Limited operating history
➢	Market risk	➢	Asset segregation risk
➢	Equity risk	➢	Subsidiary risk
➢	Fixed income securities risk	➢	Recent market events
➢	Indirect fees and expenses risk	➢	Currency risk
➢	Tax risk	➢	ETF risk
➢	Leveraging risk	➢	Gold risk
➢	Derivatives risk	➢	Government-sponsored entities risk

The Abraham Fortress Fund is distributed by IMST Distributors, LLC, a FINRA/SIPC member. Abraham Trading, LP, is not affiliated with IMST Distributors, LLC. The information presented in these materials is for general information purposes only and does not constitute an offer, subscription, recommendation, or solicitation to invest in either the Abraham Fortress Fund, LP (“Predecessor Fund”) or the Abraham Fortress Fund mutual fund (the “Fund”). The information in this document should not be relied upon independent of the Abraham Fortress Fund prospectus, which has important information regarding the Fund. While the information given is believed to be complete and accurate, we cannot guarantee their completeness or accuracy. As a term and condition of your use of this report, you expressly hold harmless and waive any claim you have or may have as a result of any of the information and statistics in this report provided by third parties being incomplete or inaccurate. The information may not in all cases be current, and it is subject to continuous change. Accordingly, you should not rely on any of the information contained in these materials as authoritative or a substitute for the exercise of your own skill and judgment in making any investment or other decision.

4

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 33.5%[1]
	BASIC MATERIALS - 0.4%
90	Air Products and Chemicals, Inc.	$27,383
211	DuPont de Nemours, Inc.	17,044
117	Ecolab, Inc.	27,447
599	Freeport-McMoRan, Inc.	24,996
208	Linde PLC	72,057
325	Newmont Corp.	20,157
107	Sherwin-Williams Co.	37,681
		226,765

	COMMUNICATIONS - 5.2%
272	Alphabet, Inc.*	787,995
207	Amazon.com, Inc.*	690,208
125	Arista Networks, Inc.*	17,969
2,912	AT&T, Inc.	71,635
17	Booking Holdings, Inc.*	40,787
83	Charter Co.mmunications, Inc.*	54,113
1,720	Cisco Systems, Inc.	108,996
1,863	Comcast Corp.	93,765
255	eBay, Inc.	16,958
1,134	Meta Platforms, Inc.*	381,421
69	Motorola Solutions, Inc.	18,747
181	Netflix, Inc.*	109,042
509	T-Mobile US, Inc.*	59,034
1,712	Verizon Co.mmunications, Inc.	88,956
741	Walt Disney Co.*	114,773
		2,654,399

	CONSUMER CYCLICAL - 2.8%
110	Aptiv PLC*	18,145
8	AutoZone, Inc.*	16,771
11	Chipotle Mexican Grill, Inc.*	19,231
181	Costco Wholesale Corp.	102,754
94	Dollar General Corp.	22,168
1,629	Ford Motor Co.	33,834
592	General Motors Co.*	34,709
426	Home Depot, Inc.	176,794
275	Lowe's Cos., Inc.	71,082
133	Marriott International, Inc.*	21,977
305	McDonald's Corp.	81,761
645	NIKE, Inc.	107,502
27	O'Reilly Automotive, Inc.*	19,068
478	Starbucks Corp.	55,912
195	Target Corp.	45,131
390	Tesla, Inc.*	412,144
486	TJX Cos., Inc.	36,897
352	Walgreens Boots Alliance, Inc.	18,360
1,131	Walmart, Inc.	163,644
		1,457,884

	CONSUMER NON-CYCLICAL - 5.6%
721	Abbott Laboratories	101,473
721	AbbVie, Inc.	97,623
32	Align Technology, Inc.*	21,030
749	Altria Group, Inc.	35,495
230	Amgen, Inc.	51,743
99	Anthem, Inc.	45,890

5

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS -Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER NON-CYCLICAL (Continued)
172	Automatic Data Processing, Inc.	$42,412
204	Baxter International, Inc.	17,511
116	Becton Dickinson and Co.	29,172
581	Boston Scientific Corp.*	24,681
905	Bristol-Myers Squibb Co.	56,427
238	Centene Corp.*	19,611
135	Cigna Corp.	31,000
42	Cintas Corp.	18,613
1,761	Coca-Cola Co.	104,269
344	Colgate-Palmolive Co.	29,357
77	Constellation Brands, Inc.	19,325
538	CVS Health Corp.	55,500
291	Danaher Corp.	95,742
40	Dexcom, Inc.*	21,478
255	Edwards Lifesciences Corp.*	33,035
390	Eli Lilly & Co.	107,726
147	Estee Lauder Cos., Inc.	54,419
511	Gilead Sciences, Inc.	37,104
127	HCA Healthcare, Inc.	32,629
52	Humana, Inc.	24,121
35	IDEXX Laboratories, Inc.*	23,046
163	IHS Markit Ltd.	21,666
64	Illumina, Inc.*	24,348
146	Intuitive Surgical, Inc.*	52,458
78	IQVIA Holdings, Inc.	22,007
1,073	Johnson & Johnson	183,558
137	Kimberly-Clark Corp.	19,580
499	Kraft Heinz Co.	17,914
548	Medtronic PLC	56,691
1,030	Merck & Co., Inc.	78,939
165	Moderna, Inc.*	41,907
569	Mondelez International, Inc.	37,730
216	Monster Beverage Corp.*	20,745
76	Moody's Corp.	29,684
479	PayPal Holdings, Inc.	90,330
564	PepsiCo, Inc.	97,972
2,288	Pfizer, Inc.	135,106
635	Philip Morris International, Inc.	60,325
987	Procter & Gamble Co.	161,453
44	Regeneron Pharmaceuticals, Inc.*	27,787
98	S&P Global, Inc.	46,249
154	Stryker Corp.	41,183
161	Thermo Fisher Scientific, Inc.	107,426
384	UnitedHealth Group, Inc.	192,822
104	Vertex Pharmaceuticals, Inc.*	22,838
193	Zoetis, Inc.	47,098
		2,868,248

	ENERGY - 0.6%
786	Chevron Corp.	92,237
538	ConocoPhillips	38,833
239	EOG Resources, Inc.	21,230
1,726	Exxon Mobil Corp.	105,614
100	Pioneer Natural Resources Co.	18,188
572	Schlumberger NV	17,131
		293,233

6

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS -Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL - 3.9%
316	American Express Co.	$51,698
339	American International Group, Inc.	19,275
186	American Tower Corp.	54,405
90	Aon PLC	27,050
3,337	Bank of America Corp.	148,463
337	Bank of New York Mellon Corp.	19,573
913	Berkshire Hathaway, Inc.*	272,987
62	BlackRock, Inc.	56,765
174	Capital One Financial Corp.	25,246
771	Charles Schwab Corp.	64,841
176	Chubb Ltd.	34,023
809	Citigroup, Inc.	48,855
147	CME Group, Inc.	33,584
176	Crown Castle International Corp.	36,738
119	Digital Realty Trust, Inc.	21,048
37	Equinix, Inc.	31,296
142	Goldman Sachs Group, Inc.	54,322
230	Intercontinental Exchange, Inc.	31,457
1,205	JPMorgan Chase & Co.	190,812
206	Marsh & McLennan Co., Inc.	35,807
401	Mastercard, Inc.	144,087
343	MetLife, Inc.	21,434
732	Morgan Stanley	71,853
172	PNC Financial Services Group, Inc.	34,489
238	Progressive Corp.	24,431
302	Prologis, Inc.	50,845
71	Public Storage	26,594
134	Simon Property Group, Inc.	21,409
92	T Rowe Price Group, Inc.	18,091
544	Truist Financial Corp.	31,851
605	US BanCorp.	33,983
888	Visa, Inc.	192,438
1,626	Wells Fargo & Co.	78,015
		2,007,765

	INDUSTRIAL - 1.8%
235	3M Co.	41,743
123	Agilent Technologies, Inc.	19,637
244	Amphenol Corp.	21,340
240	Boeing Co.*	48,317
353	Carrier Global Corp.	19,147
221	Caterpillar, Inc.	45,689
904	CSX Corp.	33,990
125	Deere & Co.	42,861
163	Eaton Corp. PLC	28,170
243	Emerson Electric Co.	22,592
108	FedEx Corp.	27,933
114	General Dynamics Corp.	23,766
448	General Electric Co.	42,323
281	Honeywell International, Inc.	58,591
128	Illinois Tool Works, Inc.	31,590
287	Johnson Controls International plc	23,336
80	L3Harris Technologies, Inc.	17,059
112	Lockheed Martin Corp.	39,806
99	Norfolk Southern Corp.	29,473
65	Northrop Grumman Corp.	25,160
47	Old Dominion Freight Line, Inc.	16,844

7

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS -Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
610	Raytheon Technologies Corp.	$52,497
129	Republic Services, Inc.	17,989
133	TE Connectivity Ltd.	21,458
97	Trane Technologies PLC	19,597
262	Union Pacific Corp.	66,006
354	United Parcel Service, Inc.	75,876
171	Waste Management, Inc.	28,540
		941,330

	TECHNOLOGY - 7.9%
269	Accenture PLC	111,514
318	Activision Blizzard, Inc.	21,156
194	Adobe, Inc.*	110,010
492	Advanced Micro Devices, Inc.*	70,799
214	Analog Devices, Inc.	37,615
6,689	Apple, Inc.	1,187,766
362	Applied Materials, Inc.	56,964
90	Autodesk, Inc.*	25,307
168	Broadcom, Inc.	111,789
113	Cadence Design Systems, Inc.*	21,057
214	Cognizant Technology Solutions Corp.	18,986
248	Fidelity National Information Services, Inc.	27,069
269	Fiserv, Inc.*	27,920
67	Fortinet, Inc.*	24,080
1,658	Intel Corp.	85,387
366	International Business Machines Corp.	48,920
115	Intuit, Inc.	73,970
62	KLA Corp.	26,667
57	Lam Research Corp.	40,992
226	Microchip Technology, Inc.	19,676
457	Micron Technology, Inc.	42,570
3,061	Microsoft Corp.	1,029,476
34	MSCI, Inc.	20,831
1,019	NVIDIA Corp.	299,698
108	NXP Semiconductors NV	24,600
1,089	Oracle Corp.	94,972
147	Paychex, Inc.	20,066
457	QUALCOMM, Inc.	83,572
43	Roper Technologies, Inc.	21,150
402	salesforce.com, Inc.*	102,160
81	ServiceNow, Inc.*	52,578
63	Synopsys, Inc.*	23,216
377	Texas Instruments, Inc.	71,053
101	Xilinx, Inc.	21,415
		4,055,001

	UTILITIES - 5.3%
2,283	Alliant Energy Corp.	140,336
1,565	Ameren Corp.	139,301
1,775	American Electric Power Co., Inc.	157,922
745	American Water Works Co., Inc.	140,701
1,315	Atmos Energy Corp.	137,772
2,144	CMS Energy Corp.	139,467
1,628	Consolidated Edison, Inc.	138,901
330	Dominion Energy, Inc.	25,925
1,158	DTE Energy Co.	138,427
314	Duke Energy Corp.	32,939

8

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS -Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
1,236	Entergy Corp.	$139,235
2,031	Evergy, Inc.	139,347
1,522	Eversource Energy	138,472
2,888	Exelon Corp.	166,811
3,369	FirstEnergy Corp.	140,117
800	NextEra Energy, Inc.	74,688
4,624	PPL Corp.	138,997
2,100	Public Service Enterprise Group, Inc.	140,133
2,471	Southern Co.	169,461
1,438	WEC Energy Group, Inc.	139,587
2,043	Xcel Energy, Inc.	138,311
		2,716,850

	TOTAL COMMON STOCKS	17,221,475
	(Cost $16,839,907)

Principal Amount
	U.S. TREASURY BILLS - 39.9%
$11,540,000	United States Treasury Bill
	(0.052%, 1/6/2022)	11,540,000
6,000,000	United States Treasury Bill[2]
	(0.048%, 2/10/2022)	5,999,796
3,000,000	United States Treasury Bill
	(0.044%, 6/30/2022)	2,997,255

	TOTAL U.S. TREASURY BILLS	20,537,051
	(Cost $20,536,838)

	U.S. TREASURY NOTES - 13.5%
1,900,000	United States Treasury Note
	(1.500%, 8/15/2026)	1,922,637
4,900,000	United States Treasury Note[2]
	(1.750%, 11/15/2029)	5,027,287

	TOTAL U.S. TREASURY NOTES	6,949,924
	(Cost $6,958,078)

	SHORT-TERM INVESTMENTS - 0.0%
10	UMB Bank demand deposit, 0.01%[3]	10
	TOTAL SHORT-TERM INVESTMENTS	10
	(Cost $10)

	TOTAL INVESTMENTS - 86.9% (cost $44,334,833)	44,708,460
	Other Assets in Excess of Liabilities - 13.1%	6,726,964
	Total Net Assets - 100.0%	$51,435,424

*	Non-income producing
[1]	See additional notional stock exposure value via stock index futures on page 10.
[2]	All or a portion of this security is segregated as collateral for derivatives. The market value of the securites pledged as collateral was $6,027,253, which represents 11.7% of total net assets of the Fund.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

9

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS -Continued

As of December 31, 2021 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value at December 31, 2021	Unrealized Appreciation (Depreciation)
Commodity Futures
CMX Gold	February 2022	26	$4,845,453	$4,754,360	$(91,093)

Index Futures
CME E-mini S&P 500	March 2022	15	3,470,841	3,568,875	98,034
NYF MSCI EAFE Index	March 2022	38	4,317,926	4,411,420	93,494
Total Long Contracts			$12,634,220	$12,734,655	$100,435

See accompanying Notes to Consolidated Financial Statements.

10

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS -Continued

As of December 31, 2021 (Unaudited)

SWAP CONTRACTS

TOTAL RETURN SWAP

Counterparty	Reference Entity	Pay/Receive Total Return on Reference Entity	Financing Rate[1]	Pay/Receive Frequency	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Deutsche Bank	Abraham Fortress Fund Custom Basket Swap[2]	Receive	0.50% of Notional Value	Monthly	June 13, 2024	$31,608,787	(35,772)
TOTAL SWAP CONTRACTS							$(35,772)

[1]	Financing rate is based upon notional trading amounts.
[2]	This investment is a holding of the Abraham Fortress Fund, Ltd. and is comprised of a prorprietary basket of alternative programs investing in various futures contracts and forward foreign currency exchange contracts.

Total Return Swap Top 50 Holdings^

FUTURES CONTRACTS
Description	Expiration Date	Number of Long Contracts	Notional Value	Unrealized Appreciation (Depreciation)	Percentage of Custom Swap's Unrealized Appreciation (Depreciation)
ICE Brent Crude Monthly Future	February 2022	115	$9,020,676	$910,387	254.97%
NYM Light Sweet Crude Oil (WTI) Future	May 2022	55	4,087,421	275,289	77.10%
CME Live Cattle Future	June 2022	56	3,123,087	84,101	23.55%
NYB Sugar No.11 Future	April 2022	119	2,470,431	(22,992)	-6.44%
ICE Brent Crude Monthly Future	April 2022	28	2,180,767	2,986	0.84%
KCB Hard Red Winter Wheat Future	July 2022	52	2,092,937	(18,102)	-5.07%
CME Live Cattle Future	April 2022	35	2,023,602	80,641	22.59%
NYB Coffee C Future	May 2022	19	1,576,247	(54,308)	-15.21%
CBT Soybean Oil Future	May 2022	43	1,476,729	47,253	13.23%
CME E-Mini S&P 500	March 2022	6	1,436,496	3,149	0.88%
CBT Corn Future	March 2022	45	1,339,257	1,101	0.31%
CBT 10 year US Treasury Notes	March 2022	9	1,124,960	375	0.10%
OSE 10 year Japanese Government Bond	March 2022	1	1,078,248	(3,637)	-1.02%
CBT Corn Future	May 2022	35	1,053,460	(25,771)	-7.22%
CBT Soybean Oil Future	July 2022	30	1,005,201	11,017	3.09%
NYM Platinum	April 2022	19	904,444	(11,319)	-3.17%
NYM Gasoline RBOB Future	February 2022	9	903,169	10,652	2.98%
LIF 3 month Euro (EURIBOR)	September 2022	3	882,027	(504)	-0.14%
NYM Gasoline RBOB Future	March 2022	9	854,844	11,899	3.33%
CME GBP/USD	March 2022	10	821,246	6,264	1.75%
CBT 30 year US Treasury Bonds	March 2022	5	816,650	5,902	1.65%
CME E-Mini Nasdaq-100	March 2022	2	608,193	1,652	0.46%
LME Copper Grade A Future	March 2022	2	515,083	11,239	3.15%
SGX Mini Japanese Goverment Bond Future	March 2022	4	482,789	(1,686)	-0.47%
NYB Coffee C Future	July 2022	5	425,591	(15,848)	-4.44%
EUX 2 year Euro-Schatz	March 2022	3	408,711	(431)	-0.12%
LIF FTSE 100 Index Future	March 2022	4	407,491	2,685	0.75%
OSE TOPIX Future	March 2022	2	353,534	6,334	1.77%
CMX Copper Future	July 2022	3	351,939	10,815	3.03%
CME Feeder Cattle Future	January 2022	4	350,786	10,135	2.84%
EUX EURO STOXX 50 Index Future	March 2022	7	325,110	5,621	1.57%
MGE Hard Red Spring Wheat Future	March 2022	6	320,191	(4,107)	-1.15%
CME Lean Hog Future	June 2022	8	314,587	14,872	4.17%

11

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS -Continued

As of December 31, 2021 (Unaudited)

Description	Expiration Date	Number of Short Contracts	Notional Value	Unrealized Appreciation (Depreciation)	Percentage of Custom Swap's Unrealized Appreciation (Depreciation)
ICE Brent Crude Monthly Future	January 2022	(140)	$(11,060,700)	$(443,155)	-124.11%
CME EUR/USD	March 2022	(63)	(8,983,596)	(46,031)	-12.89%
CME AUD/USD	March 2022	(86)	(6,256,367)	(126,028)	-35.30%
CME Live Cattle Future	February 2022	(86)	(4,777,534)	(92,685)	-25.96%
NYM Light Sweet Crude Oil (WTI) Future	January 2022	(61)	(4,624,443)	(280,142)	-78.46%
IFLL 3 Month SONIA Index Futures	March 2024	(13)	(4,486,880)	3,594	1.01%
NYB Sugar No.11 Future	February 2022	(118)	(2,483,923)	28,324	7.93%
CBT Soybean Oil Future	March 2022	(66)	(2,243,567)	(31,662)	-8.87%
NYB Coffee C Future	March 2022	(24)	(2,007,605)	72,409	20.28%
KCB Hard Red Winter Wheat Future	March 2022	(48)	(1,951,305)	31,426	8.80%
LIF 3 month Euro (EURIBOR)	June 2024	(6)	(1,623,376)	1,853	0.52%
CBT Soybeans Future	May 2022	(15)	(1,030,549)	13,179	3.69%
CBT Soybeans Future	March 2022	(14)	(974,781)	(32,644)	-9.14%
CME JPY/USD	March 2022	(7)	(718,788)	6,934	1.94%
LIF 3 month Euro (EURIBOR)	March 2023	(2)	(674,521)	64	0.02%
CME Eurodollar	December 2022	(3)	(634,011)	259	0.07%
CME SOFR 3month Futures	December 2023	(2)	(613,352)	(230)	-0.06%
CME Eurodollar	March 2024	(2)	(597,842)	3	0.00%
CMX Gold	April 2022	(3)	(586,338)	(3,897)	-1.09%
LIF 3 month Euro (EURIBOR)	December 2022	(2)	(534,299)	372	0.10%
NYM Palladium	March 2022	(3)	(471,593)	12,160	3.41%
CME Eurodollar	December 2023	(2)	(462,590)	26	0.01%
CBT 2 year US Treasury Notes	March 2022	(2)	(455,159)	(39)	-0.01%
LIF 3 month Euro (EURIBOR)	December 2023	(2)	(452,061)	453	0.13%
NYM NY Harbour ULSD Future	January 2022	(4)	(423,033)	(10,495)	-2.94%
CBT Wheat Future	May 2022	(11)	(417,005)	21,341	5.98%
CME SOFR 3month Futures	June 2024	(2)	(408,463)	(79)	-0.02%
NYM NY Harbour ULSD Future	February 2022	(4)	(389,917)	(3,294)	-0.92%
NYM Henry Hub Natural Gas Future	February 2022	(11)	(387,371)	(1,885)	-0.53%
CME Feeder Cattle Future	March 2022	(5)	(386,277)	(17,406)	-4.87%
CME Eurodollar	June 2024	(1)	(360,512)	58	0.02%
HKG Hang Seng Index	January 2022	(2)	(353,024)	(2,541)	-0.71%
CBT Wheat Future	March 2022	(9)	(351,962)	27,807	7.79%
CME CHF/USD	March 2022	(2)	(330,114)	(3,682)	-1.03%

FORWARD FOREIGN CURRENCY CONTRACTS

Settlement Date	Counterparty	Currency Units to Receive/(Deliver)		In Exchange For		Unrealized Appreciation (Depreciation)	Percentage of Custom Swap's Unrealized Appreciation (Depreciation)
1/5/2022	Deutsche Bank	(74,703,332)	JPY	827,000	CAD	$1,293	0.36%
1/5/2022	Deutsche Bank	(63,390,025)	JPY	409,193	GBP	(489)	-0.14%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying Notes to Consolidated Financial Statements.

12

Abraham Fortress Fund

CONSOLIDATED SUMMARY OF INVESTMENTS

As of December 31, 2021 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Technology	7.9%
Consumer Non-Cyclical	5.6%
Utilities	5.3%
Communications	5.2%
Financial	3.9%
Consumer Cyclical	2.8%
Industrial	1.8%
Energy	0.6%
Basic Materials	0.4%
Total Common stocks	33.5%
U.S. Treasury Bills	39.9%
U.S. Treasury Notes	13.5%
Short-Term Investments	0.0%
Total Investments	86.9%
Other Assets in Excess of Liabilities	13.1%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

13

Abraham Fortress Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2021 (Unaudited)

Assets:
Investments, at value (cost $44,334,833)	$44,708,460
Cash	2,469,779
Cash deposited with brokers for open futures contracts	1,939,693
Cash deposited with brokers for open swap contract	537,956
Receivables:
Fund shares sold	1,673,038
Due from Advisor	2,842
Variation margin on futures contracts	100,435
Dividends and Interest	25,589
Prepaid offering cost	31,706
Other prepaid expenses	34,219
Total Assets	51,523,717

Liabilities:
Unrealized depreciation on total return swap contract	35,772
Payables:
Shareholder servicing fees (Note 6)	1,029
Fund administration and accounting fees	18,812
Transfer agent fees and expenses	11,633
Custody fees	2,253
Auditing fees	7,615
Chief Compliance Officer fees	3,376
Offering costs payable	1,835
Director's Fees payable	1,631
Printing and Postage	1,062
Legal fees	624
Accrued other expenses	2,651
Total liabilities	88,293

Net Assets	$51,435,424

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$50,978,730
Total accumulated earnings	456,694
Net Assets	$51,435,424

Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$14,402,586
Shares of beneficial interest issued and outstanding	1,425,129
Redemption price per share	$10.11

Class K Shares:
Net assets applicable to shares outstanding	$37,032,838
Shares of beneficial interest issued and outstanding	3,663,785
Redemption price per share	$10.11

See accompanying Notes to Consolidated Financial Statements.

14

Abraham Fortress Fund

CONSOLIDATED STATEMENT OF OPERATIONS

For the Period October 13, 2021* through December 31, 2021 (Unaudited)

Investment Income:
Dividends	$3,691
Interest	25,868
Total investment income	29,559

Expenses:
Advisory fees	52,080
Shareholder servicing fees- Class I (Note 6)	2,655
Fund administration and accounting fees	21,005
Transfer agent fees and expenses	11,633
Custody fees	2,425
Registration fees	9,621
Auditing fees	9,115
Offering cost expense	8,758
Miscellaneous	3,485
Legal fees	3,463
Chief Compliance Officer fees	3,376
Trustees' fees and expenses	1,732
Shareholder reporting fees	1,285
Insurance fees	789
Total expenses	131,422
Advisory fees waived	(52,080)
Other expenses absorbed	(8,719)
Net expenses	70,623
Net investment loss	(41,064)

Realized and Unrealized Gain (Loss):
Net realized gain on:
Investments	7,530
Futures contracts	639,844
Swap contracts	201,898
Net realized gain	849,272
Net change in unrealized appreciation/depreciation on:
Investments	373,627
Futures contracts	100,435
Swap contracts	(35,772)
Net change in unrealized appreciation/depreciation	438,290
Net realized and unrealized gain	1,287,562
Net Increase in Net Assets from Operations	$1,246,498

*	Commencement of operations

See accompanying Notes to Consolidated Financial Statements.

15

Abraham Fortress Fund

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the Period October 13, 2021* through December 31, 2021 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(41,064)
Net realized gain on investments, futures contracts, and swap contracts	849,272
Net change in unrealized appreciation/depreciation on investments, futures contracts, and swap contracts	438,290
Net increase in net assets resulting from operations	1,246,498

Distributions to Shareholders:
Distributions:
Class I	(202,068)
Class K	(587,736)
Total distributions to shareholders	(789,804)

Capital Transactions:
Net proceeds from shares sold:
Class I	3,172,745
Class K	1,540,331
Capital issued in connection with reorganization of private fund (Note 1)
Class I	11,339,731
Class K	34,576,420
Reinvestment of distributions:
Class I	202,052
Class K	587,363
Cost of shares redeemed:
Class I	(415,906)
Class K	(24,006)
Net increase in net assets from capital transactions	50,978,730

Total increase in net assets	51,435,424

Net Assets:
Beginning of period	-
End of period	$51,435,424

Capital Share Transactions:
Shares sold:
Class I	311,995
Class K	150,454
Shares issued in connection with reorganization of private fund (Note 1)
Class I	1,133,973
Class K	3,457,642
Shares reinvested:
Class I	19,966
Class K	58,040
Shares redeemed:
Class I	(40,805)
Class K	(2,351)
Net increase in capital share transactions	5,088,914

*	Commencement of operations

See accompanying Notes to Consolidated Financial Statements.

16

Abraham Fortress Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout the period.

For the Period October 13, 2021* through December 31, 2021 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.01)
Net realized and unrealized gain	0.28
Total from investment operations	0.27

Less Distributions:
From net realized gain	(0.16)

Net asset value, end of period	$10.11

Total return[2]	2.73%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,403

Ratio of expenses to average net assets
Before fees waived and absorbed	1.34%[4]
After fees waived and absorbed	0.75%[4]
Ratio of net investment loss to average net assets
Before fees waived and absorbed	(1.05%)[4]
After fees waived and absorbed	(0.46%)[4]

Portfolio turnover rate	25%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not Annualized.
[4]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

17

Abraham Fortress Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class K

Per share operating performance.

For a capital share outstanding throughout the period.

For the Period October 13, 2021* through December 31, 2021 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.01)
Net realized and unrealized gain	0.28
Total from investment operations	0.27

Less Distributions:
From net realized gain	(0.16)
Total distributions	(0.16)

Net asset value, end of period	$10.11

Total return[2]	2.73%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$37,033

Ratio of expenses to average net assets
Before fees waived and absorbed	1.24%[4]
After fees waived and absorbed	0.65%[4]
Ratio of net investment loss to average net assets
Before fees waived and absorbed	(0.95%)[4]
After fees waived and absorbed	(0.36%)[4]

Portfolio turnover rate	25%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not Annualized.
[4]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

18

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2021 (Unaudited)

Note 1 – Organization

Abraham Fortress Fund (the “Fund”) is organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is classified as a diversified Fund.

The Fund’s primary investment objective is to protect capital and achieve long-term capital appreciation. The Fund commenced investment operations on October 13, 2021, with two classes of shares, Class I and Class K . Class C shares have not yet commenced operations.

The Fund commenced operations on October 13, 2021 with $45,916,151 transfer of shares of the Fund in exchange for the net assets of the Abraham Fortress Fund, LP (“Private Fund”) a Delaware statutory limited partnership. This exchange was nontaxable, whereby the Fund issued 1,133,973 Class I shares and 3,457,642 Class K shares for the net assets of the Private Fund on October 13, 2021. Net assets with a fair market value of $45,916,151 consisting of cash, interest receivable and securities and derivative instruments of the Private Fund were the primary assets received by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Private Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

(a) Consolidation of Subsidiary

The Fund may invest up to 25% of its total assets in its subsidiary, Abraham Fortress Fund, Ltd., a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiary is advised by Abraham Trading Company and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Subsidiary will generally invest in derivatives, including swaps, commodity interests and other investments intended to serve as margin or collateral for derivative positions. The inception date of the Subsidiary was October 13, 2021. As of December 31, 2021, total assets of the Fund were $51,523,717, of which $9,458,309, or approximately 18.36%, represented the Fund’s ownership of the shares of the Subsidiary.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

19

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter parties to these forward contracts are major U.S. financial institutions.

(d) Futures Contracts

The Fund may use interest rate, foreign currency, index, commodity, and other futures contracts. The Fund may use options on futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. The Fund may invest in futures contracts and options on futures contracts through the Subsidiary. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

20

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin”, equal to the daily change in value of the futures contract. This process is known as “marking to market”.  Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired.  In computing daily net asset value, the Fund will mark to market its open futures positions.  The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund. The Subsidiary may enter into agreements with certain parties which may lower margin deposits and mitigate some of the risks of being required to deliver, or receive, the physical commodity.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

21

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

Exposure to the commodities markets (including financial futures markets) through investments in futures may subject the Fund to greater volatility than cash market investments in securities. Prices of commodities and related contracts may fluctuate significantly and unpredictably over short periods for a variety of reasons, including changes in interest rates, overall market movements, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day and the size of contract positions taken. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

(e) Swap Transactions

The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations or to protect against any increase in the price of securities it anticipates purchasing at a later date. Swaps may be used in conjunction with other instruments to offset interest rate, currency or other underlying risks. For example, interest rate swaps may be offset with “caps,” “floors” or “collars”. A “cap” is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount. A “floor” is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount. A “collar” is essentially a combination of a long cap and a short floor where the limits are set at different levels.

The Fund will usually enter into swaps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. To the extent obligations created thereby may be deemed to constitute senior securities, the Fund will maintain required collateral in a segregated account consisting of U.S. government securities or cash or cash equivalents.

Total Return Swaps. The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index designed to replicate the aggregate returns of a trading strategy or basket of trading strategies). That is, one party agrees to pay another party the return on a security, basket of securities, or an index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

22

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

(f) Short Sales

The Fund may seek to hedge investments or realize additional gains through the use of short sales.  Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(g) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of a Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees and certain transfer agent fees and expenses discussed below, which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $39,829, which are being amortized over a one-year period from October 13, 2021 (commencement of operations).

In conjunction with the use of futures contracts and swap contracts, the Fund may be required to maintain collateral in various forms. At December 31, 2021, such collateral is denoted in the Fund’s Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities. Also in conjunction with the use of futures contracts and swap contracts, the Fund, when appropriate, utilize a segregated margin deposit account with the counterparty. At December 31, 2021, these segregated margin deposit accounts are denoted in the Fund’s Consolidated Statement of Assets and Liabilities.

(h) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

23

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during period from the commencement of operations on October 13, 2021 through December 31, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(j) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Abraham Trading Company (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.50% of the Fund’s respective average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual operating expenses  (excluding any taxes, leverage interest, brokerage commissions, fees and costs associated with derivatives, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 0.75% and 0.65% of the average daily net assets of the Fund’s Class I and Class K shares, respectively. This agreement is effective until October 13, 2023, and it may be terminated before that date only be the Trust’s Board of Trustees.

The Advisor is responsible for the Subsidiary’s day-to-day business pursuant to an advisory agreement with the Subsidiary. Under this agreement, the Advisor provides the Subsidiary with the same type of management services, under substantially the same terms, as are provided to the Fund. The Subsidiary advisory agreement provides for automatic termination upon the termination of the investment advisory agreement with respect to the Fund. The Advisor receives no compensation for the services it provides to the Subsidiary.

24

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

For the period from the commencement of operations on October 13, 2021 through December 31 2021, the Advisor waived all of its advisory fees and reimbursed other expenses totaling $60,799 for the Fund. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At December 31, 2021, the amount of these potentially recoverable expenses was $60,799. The Advisor may recapture all or a portion of this amounts no later than June 30, 2025.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the period from the commencement of operations on October 13, 2021 through December 31 2021, are reported on the Consolidated Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the period from the commencement of operations on October 13, 2021 through December 31 2021, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Consolidated Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the period from the commencement of operations on October 13, 2021 through December 31 2021, are reported on the Consolidated Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2021, gross unrealized appreciation and depreciation on investments owned by the Fund based on cost for federal income tax purposes were as follows:

Cost of investments	$44,334,833

Gross unrealized appreciation	$427,482
Gross unrealized depreciation	(53,855)
Net unrealized appreciation on investments	$373,627

Note 5 – Investment Transactions

For the period from the commencement of operations on October 13, 2021 through December 31, 2021, purchases and sales of investments, excluding short-term investments, futures contracts, and swap contracts, were $17,858,675 and $3,660,123, respectively.

25

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets of Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period from the commencement of operations on October 13, 2021 through December 31, 2021, shareholder servicing fees incurred by the Fund is disclosed on the Consolidated Statement of Operations.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

26

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks[1]	$17,221,475	$-	$-	$17,221,475
U.S. Government and Agencies	-	27,486,975	-	27,486,975
Short-Term Investments	10	-	-	10
Total Investments	17,221,485	27,486,975	-	44,708,460
Other Financial Instruments*
Futures Contracts	191,528	-	-	191,528
Total Assets	$17,413,013	$27,486,975	$-	$44,899,988

Liabilities
Other Financial Instruments*
Futures Contracts	$91,093	$-	$-	$91,093
Swap Contracts	-	35,772	-	35,772
Total Liabilities	$91,093	$35,772	$-	$126,865

[1]	For a detailed break-out of common stocks, please refer to Consolidated Schedule of Investments.
*	Other financial instruments are derivative instruments such as futures contracts and swap contracts. Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.
**	The Fund did not hold any Level 3 securities at period end.

Note 9 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in futures contracts and swap contracts during the period from the commencement of operations on October 13, 2021 through December 31, 2021.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments held by the Fund as of December 31, 2021 by risk category are as follows:

27

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Consolidated Statement of Asset and Liabilities Location	Value	Consolidated Statement of Asset and Liabilities Location	Value
Commodity Contracts	Variation Margin	$-	Variation Margin	$91,093
Index contracts	Variation Margin	191,528	Variation Margin	-
Mixed: Commodity, interest rate, equity and foreign exchange contracts	Unrealized appreciation on total return swap contract	-	Unrealized depreciation on total return swap contract	35,772
Total		$191,528		$126,865

The effects of the Fund’s derivative instruments on the Consolidated Statement of Operations for the period from the commencement of operations on October 13, 2021 through December 31, 2021 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments	Futures Contracts	Swap contracts	Total
Commodity contracts	$80,436	$-	$80,436
Mixed: Commodity, interest rate, equity and foreign exchange contracts	-	201,898	201,898
Index contracts	559,408	-	559,408
Total	$639,844	$201,898	$841,742

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Derivatives not designated as hedging instruments	Futures Contracts	Swap contracts	Total
Commodity contracts	$(91,093)	$-	$(91,093)
Index contracts	191,528	-	191,528
Mixed: Commodity, interest rate, equity and foreign exchange contracts	-	(35,772)	(35,772)
Total	$100,435	$(35,772)	$64,663

28

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

The quarterly average volumes of derivative instruments in the Fund as of December 31, 2021 are as follows:

Derivatives not designated as hedging instruments		Notional Value
Commodity contracts	Long futures contracts	$4,845,453
Index contracts	Long futures contracts	7,788,767
Mixed: Interest rate, equity and foreign exchange contracts	Swap contracts	31,573,015

Note 10 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented for the Fund.

The Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. (“ISDA”) which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Fund’s Consolidated Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Consolidated Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Consolidated Statement of Assets and Liabilities and net amounts are presented below:

29

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

					Amounts Not Offset in Consolidated Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Counterparty	Gross Amounts of Recognized Assets & Liabilities	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized depreciation on total return swap contract – liability payable	Deutsche Bank	$(35,772)	$-	$-	$-	$35,772	$-

*	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.
**	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 11 – COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

30

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

Note 12- New Accounting Pronouncements

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund(s). When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

The SEC adopted new Rule 12d1-4, which will allow registered investment companies (including business development companies (“BDCs”), unit investment trusts (“UITs”), closed-end funds, exchange-traded funds (“ETFs”), and exchange-traded managed funds (“ETMFs”) (an “acquiring” fund), to invest in other investment companies (an “acquired fund”), including private funds under a specific exception, beyond the limits of Section 12(d)(1), subject to the conditions of the rule. Rule 12d1-4 became effective January 19, 2021. Funds electing to rely on Rule 12d1-4 will have to comply with the rules by January 19, 2022.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

31

Abraham Fortress Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on July 21, 2021, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Fund Advisory Agreement”) between the Trust and Abraham Trading Company (the “Investment Advisor”) with respect to the Abraham Fortress Fund series of the Trust (the “Fund”) for an initial two-year term. At the same meeting, the Board and the Independent Trustees reviewed and unanimously approved the investment advisory agreement (the “Subsidiary Advisory Agreement”) between the Investment Advisor and Abraham Fortress Fund Limited, a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”), for an initial two-year term. The Fund Advisory Agreement and the Subsidiary Advisory Agreement are collectively referred to below as the “Advisory Agreements.” In approving each Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Fund, the Subsidiary, and the shareholders of the Fund and the Subsidiary.

Background

In advance of the meeting, the Board received information about the Fund, the Subsidiary, and the Advisory Agreements from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund and the Subsidiary; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Investment Advisor’s overall relationship with the Fund; information regarding the performance of the Investment Advisor’s Fortress Strategy, which consisted of performance of (i) the Abraham Fortress Fund, LP (the “Predecessor Fund”), a private fund which would be reorganizing into the Fund, and (ii) the Investment Advisor’s portion of the Pickens-Abraham Foundation account, which was managed using a strategy that was substantially similar to the strategy used to manage the Predecessor Fund and that would be used to manage the Fund, for the one-, three-, five- and ten-year and since inception (January 1, 2008) periods ended April 30, 2021; and a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of the Fund with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s Allocation-50% to 70% Equity fund universe (the “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreements. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

With respect to relevant performance information, the meeting materials indicated that the Fortress Strategy’s cumulative total return since inception was higher than the cumulative total return of a blended index consisting of 70% MSCI All Country World Index and 30% Bloomberg U.S. Aggregate Bond Index (the “70/30 Blended Index”), but that the Fortress Strategy’s cumulative total returns for the one-, three-, five-, and ten-year periods were lower than the 70/30 Blended Index’s cumulative total returns by 17.76%, 8.88%, 16.71%, and 9.52%, respectively. The Board considered the Investment Advisor’s explanation that most of the Fortress Strategy’s underperformance was attributable to the one-year period, and that the 70/30 Blended Index outperformed the Fortress Strategy because the Index included more stocks than the Fortress Strategy over that period. The Board also noted the Investment Advisor’s observation that the Fortress Strategy performed well over each of those periods with lower volatility than the 70/30 Blended Index.

32

Abraham Fortress Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also considered the services to be provided by the Investment Advisor to the Fund and the Subsidiary. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund and the Subsidiary, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the Fund and the Subsidiary. The Board also considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of the Investment Advisor.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage the Fund and the Subsidiary, and that the Investment Advisor would provide the Fund and the Subsidiary with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board reviewed information regarding the Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated that the Fund’s proposed annual investment advisory fee (gross of fee waivers) was lower than the Peer Group and Fund Universe medians. The Board noted that the proposed advisory fee for the Fund was lower than that of the Predecessor Fund. The Board also considered that other than the Predecessor Fund, the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s proposed advisory fee with those of other similar accounts of the Investment Advisor. The Board also observed that no advisory fee would be paid by the Subsidiary to the Investment Advisor under the Subsidiary Advisory Agreement.

The meeting materials indicated that the estimated annual total expenses (net of fee waivers) of the Fund were lower than the Peer Group and Fund Universe medians.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Fund Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to the Fund and the Subsidiary.

Profitability and Economies of Scale

The Board next reviewed the estimated profitability to the Investment Advisor of its relationship with the Fund in the Fund’s first year of operations, taking into account assets of $100 million. The Board observed that the Investment Advisor anticipated waiving a portion of its advisory fee for the Fund, and that the Investment Advisor did not anticipate that it would realize a profit with respect to the Fund in its first year of operations. The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund and the Subsidiary, other than the receipt of its advisory fee, would include the usual types of “fall out” benefits received by advisors to the Trust, including any research received from broker-dealers providing execution services to the Fund and the Subsidiary, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of its association with the Fund and the Subsidiary generally and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although the Fund Advisory Agreement does not provide for any advisory fee breakpoints, the Fund’s asset level would likely be too low to achieve significant economies of scale after the reorganization and during the Fund’s startup period, and that any such economies would be considered in the future as the Fund’s assets grow.

33

Abraham Fortress Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of each Advisory Agreement was in the best interests of the Fund, the Subsidiary, and the shareholders of the Fund and the Subsidiary and, accordingly, approved each Advisory Agreement with respect to the Fund and the Subsidiary, as applicable.

34

Abraham Fortress Fund

EXPENSE EXAMPLE

For the Periods Ended December 31, 2021 (Unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; shareholder servicing fees (Advisor Class shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 to December 31, 2021.

The Actual Performance example of the Fund is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 13, 2021* to December 31, 2021.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period
		10/13/2021*	12/31/2021	10/13/2021* - 12/31/2021
Class I	Actual Performance**	$ 1,000.00	$ 1,027.30	$ 1.65
		7/1/2021	12/31/2021	7/1/2021-12/31/2021
	Hypothetical (5% annual return before expenses)***	1,000.00	1,021.42	3.82
		10/13/2021*	12/31/2021	10/13/2021*-12/31/2021
Class K	Actual Performance**	1,000.00	1,027.30	1.43
		7/1/21	12/31/21	7/1/21 – 12/31/21
	Hypothetical (5% annual return before expenses)***	1,000.00	1,021.93	3.31

35

Abraham Fortress Fund

EXPENSE EXAMPLE - Continued

For the Periods Ended December 31, 2021 (Unaudited)

*	Commencement of operations.
**	Expenses are equal to the Fund’s annualized expense ratios of 0.75% and 0.65% for Class I and Class K, respectively, multiplied by the average account values over the period, multiplied by 79/365 (to reflect the since inception period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
***	Expenses are equal to the Fund’s annualized expense ratios of 0.75% and 0.65% for Class I and Class K, respectively, multiplied by the average account values over the period, multiplied by 184/365. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
36

Abraham Fortress Fund

A series of Investment Managers Series Trust II

Investment Advisor

Abraham Trading Company

124 Main Street, Suite 200

Canadian, Texas 79014

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Abraham Fortress Fund – Class I	FORTX	46141T 166
Abraham Fortress Fund – Class K	FORKX	46141T 158

Privacy Principles of the Abraham Fortress Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Abraham Fortress Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (844) 323-8200 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (844) 323-8200 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (844) 323-8200.

Abraham Fortress Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (844) 323-8200

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	03/11/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	03/11/2022

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	03/11/2022